INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	May 31, 2021	May 31, 2020
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)	$ (0)	$ (0)	$ (0)	$ 0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount			1,257,000	444,000
Operating Loss Carryforwards			$ 7,600,000	$ 3,800,000